Operating Segments (Tables)	12 Months Ended
Dec. 31, 2017
Notes to Consolidated Financial Statements [Abstract]
Operating segment data

Note 5 - Operating Segments (cont’d)

B. Operating segment data

Specialty Solutions Segment	Essential Minerals Segment	Other activities	Eliminations	Consolidated
$ millions

For the year ended December 31, 2017

Sales to external parties	2,588	2,789	41	-	5,418
Inter-segment sales	62	219	2	(283)	-
Total sales	2,650	3,008	43	(283)	5,418

Operating income attributable to the segments	554	359	1		914
General and administrative expenses					(261)
Other expenses not allocated to segments and intercompany eliminations					(24)
Operating income					629

Financing expenses, net					(124)
Income before taxes on income					505

Capital expenditures	80	423	1		504
Capital expenditures not allocated					3
Total capital expenditures					507

Depreciation, amortization and impairment	111	274	3		388
Depreciation ,amortization and impairment not allocated					30
Total depreciation, amortization and impairment					418

Note 5 - Operating Segments (cont'd)

B. Operating segment data (cont'd)

Specialty Solutions Segment	Essential Minerals Segment	Other activities	Eliminations	Consolidated
$ millions

For the year ended December 31, 2016

Sales to external parties	2,493	2,811	59	-	5,363
Inter-segment sales	60	225	-	(285)	-
Total sales	2,553	3,036	59	(285)	5,363

Operating income attributable to the segments	534	398	5		937
General and administrative expenses					(321)
Other expenses not allocated to segments and intercompany eliminations					(619)
Operating loss					(3)

Financing expenses, net					(132)
Share in earnings of equity-accounted investee					18
Loss before taxes on income					(117)

Capital expenditures	95	497	1		593
Capital expenditures not allocated					59
Total capital expenditures					652

Depreciation ,amortization and impairment	106	292	3		401
Depreciation, amortization and impairment not allocated					5
Total depreciation, amortization and impairment					406

Note 5 - Operating Segments (cont’d)

B. Operating segment data (cont'd)

Specialty Solutions Segment	Essential Minerals Segment	Other activities	Eliminations	Consolidated
$ millions

For the year ended December 31, 2015

Sales to external parties	2,319	2,904	182	-	5,405
Inter-segment sales	75	211	3	(289)	-
Total sales	2,394	3,115	185	(289)	5,405

Operating income attributable to the segments	451	885	16		1,352
General and administrative expenses					(350)
Other expenses not allocated to segments and intercompany eliminations					(237)
Operating income					765

Financing expenses, net					(108)
Share in earnings of equity-accounted investee					11
Income before taxes on income					668

Capital expenditures	98	470	2		570
Capital expenditures as a result of business combination	145	445	-		590
Capital expenditures not allocated					110
Total capital expenditures					1,270

Depreciation, amortization and impairment	145	247	37		429
Depreciation, amortization and impairment not allocated					1
Total depreciation, amortization and impairment					430

Sales by geographical location of the customer

C. Information based on geographical location

Following is data regarding the distribution of the Group sales by geographical location of the customer:

2017		2016		2015
$ millions	% of sales	$ millions	% of sales	$ millions	% of sales

USA	1,091	20	1,070	20	1,176	22
China	724	13	669	12	550	10
Brazil	594	11	521	10	506	9
Germany	378	7	392	7	421	8
United Kingdom	328	6	306	6	303	6
France	265	5	226	4	295	6
Spain	264	5	258	5	285	5
India	200	4	199	4	206	4
Israel	171	3	237	4	240	4
Italy	121	2	122	2	117	2
All other	1,282	24	1,363	26	1,306	24
Total	5,418	100	5,363	100	5,405	100

Sales by geographical location of the assets

Following is data regarding the distribution of the Group's sales by geographical location of the assets:

For the year ended December 31
2017	2016	2015
$ millions	$ millions	$ millions

Israel	2,548	2,470	2,427
Europe	2,119	2,124	2,296
North America	1,045	1,045	1,148
Others	798	774	503
	6,510	6,413	6,374
Intercompany sales	(1,092)	(1,050)	(969)

Total	5,418	5,363	5,405

Operating income (loss) by geographical location of the assets

C. Information based on geographical location (cont'd)

Following is data regarding the group operating income (loss) by geographical location of the assets from which it was produced:

For the year ended December 31
2017	2016	2015
$ millions	$ millions	$ millions

Israel	475	304	386
North America	154	83	89
South America	20	(2)	21
Europe	(45)	(117)	254
Others	21	(242)	23
Intercompany eliminations	4	(29)	(8)
Total	629	(3)	765

Non-current assets by geographical location of the assets

Following is data regarding the non-current assets by geographical location of the assets (*)

For the year ended December 31
2017	2016
$ millions	$ millions

Israel	3,387	3,351
Europe	1,227	1,127
Asia	455	472
North America	321	382
Other	94	158
Total	5,484	5,490

(*) Consist mainly of property, plant and equipment and intangible assets, non-current inventories, lease rights and investments in equity-accounted investees

Segment sales by business lines

D. Segment Sales by Business lines

2017		2016		2015
$ millions	% of sales	$ millions	% of sales	$ millions	% of sales

Specialty Solutions Segment
Industrial Products	1,193	22	1,120	21	1,034	19
Advanced Additives	877	16	798	15	781	14
Food Specialties	596	11	659	12	613	11
	2,666	49	2,577	48	2,428	44
Essential Minerals Segment
Potash & Magnesium	1,383	26	1,338	25	1,515	28
Phosphate	1,052	19	1,163	22	1,064	20
Specialty Fertilizers	692	13	661	12	680	13
	3,127	58	3,162	59	3,259	61
Other activities and intercompany sales	(375)	(7)	(376)	(7)	(282)	(5)
Total	5,418	100	5,363	100	5,405	100

Operating income by business lines

E. Information on operating income by Business lines

Set forth below is additional information regarding the operating income attributable to the segments by business line:

For the year ended December 31
2017	2016	2015
$ millions	$ millions	$ millions

Specialty Solutions Segment
Industrial Products	303	286	225
Advanced Additives	201	163	154
Food Specialties	51	84	72
	555	533	451

Essential Minerals Segment
Potash & Magnesium	282	282	637
Phosphate	23	60	187
Specialty Fertilizers	56	55	63
	361	397	887

Other activities and intercompany eliminations	(2)	7	14
Consolidated (business lines)	914	937	1,352